Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO (in millions) ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs (in millions) ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs (in millions) ($)(4)	Value of Initial Fixed $100 Investment Based on:
					Tesla Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	Revenue (in millions) ($)(8)
2024	—	—	46.7	89.3(9)	1,448	285	7,153	97,690
2023	—	1,403	8.4	45.8(10)	891	209	14,974	96,773
2022	—	(9,703)	0.3	(165.3)	442	151	12,587	81,462
2021	—	15,016	0.3	(74.3)(11)	1,263	235	5,644	53,823
2020	—	43,019	46.6	393.0	843	162	862	31,536

(1)
Represents the total compensation reported for Mr. Musk (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Musk, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Musk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Musk’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid.

	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments (in millions) ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid to CEO (in millions) ($)
2024	—	—	—	—	—	—
2023	—	—	1,403	—	—	1,403
2022	—	—	(9,703)	—	—	(9,703)
2021	—	—	15,016	—	—	15,016
2020	—	—	43,019	—	—	43,019

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2024	—	—	—	—	—	—	—
2023	—	—	—	1,403	—	—	1,403
2022	—	(4,973)	—	(4,730)	—	—	(9,703)
2021	—	13,028	—	1,988	—	—	15,016
2020	—	36,329	—	6,690	—	—	43,019

(3)
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Musk, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Musk) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Vaibhav Taneja, Andrew Baglino and Tom Zhu, (ii) for 2023, Vaibhav Taneja, Andrew Baglino, Tom Zhu and Zachary Kirkhorn, (iii) for 2022, Zachary Kirkhorn and Andrew Baglino, (iv) for 2021, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen and (v) for 2020, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen.

(4)
The dollar amounts reported in this column is the average compensation actually paid for our NEOs other than our CEO in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, to determine the compensation actually paid.

	Average Reported Summary Compensation Table Total for Non-CEO NEOs (in millions) ($)	Average Reported Value of Equity Awards (in millions) ($)	Average Equity Award Adjustments (in millions) ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-CEO NEOs (in millions) ($)
2024	46.7	46.4	89.0	—	—	89.3
2023	8.4	7.9	45.3	—	—	45.8
2022	0.3	—	(165.6)	—	—	(165.3)
2021	0.3	—	(74.6)	—	—	(74.3)
2020	46.6	46.3	392.7	—	—	393.0

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted and Unvested in the Year (in millions) ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (in millions) ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (in millions) ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2024	89.9	9.0	2.2	(5.3)	(6.8)	—	89.0
2023	9.7	12.1	1.8	23.0	(1.3)	—	45.3
2022	—	(110.5)	—	(55.1)	—	—	(165.6)
2021	—	78.7	—	(2.9)	(150.4)	—	(74.6)
2020	84.2	278.7	0.7	29.1	—	—	392.7

(5)
Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period is December 31, 2019. The Company has never declared or paid cash dividends on its common stock.

(6)
Represents the weighted group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The beginning of the measurement period is December 31, 2019. The peer group used for this purpose is the group of all public companies with SIC code 3711, “Motor Vehicles and Passenger Car Bodies.”

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than TSR and net income) used by the Company for the most recently completed fiscal year, to link compensation actually paid to performance.

(9)
Mr. Baglino departed Tesla in April 2024, resulting in certain forfeitures of unvested awards. The average compensation actually paid in 2024 to our NEOs other than our CEO and Mr. Baglino was approximately $146.3 million.

(10)
Mr. Kirkhorn departed Tesla in December 2023, which led to certain forfeitures of unvested awards. The average compensation actually paid in 2023 to our NEOs other than our CEO and Mr. Kirkhorn was approximately $54.3 million.

(11)
Mr. Guillen departed Tesla in June 2021, resulting in certain forfeitures of unvested awards. The average compensation actually paid in 2021 to our NEOs other than our CEO and Mr. Guillen was approximately $123.2 million.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
Represents the total compensation reported for Mr. Musk (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Musk, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Musk) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Vaibhav Taneja, Andrew Baglino and Tom Zhu, (ii) for 2023, Vaibhav Taneja, Andrew Baglino, Tom Zhu and Zachary Kirkhorn, (iii) for 2022, Zachary Kirkhorn and Andrew Baglino, (iv) for 2021, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen and (v) for 2020, Zachary Kirkhorn, Andrew Baglino and Jerome Guillen.

Peer Group Issuers, Footnote
(6)
	Represents the weighted group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The beginning of the measurement period is December 31, 2019. The peer group used for this purpose is the group of all public companies with SIC code 3711, “Motor Vehicles and Passenger Car Bodies.
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount		1,403,000,000	(9,703,000,000)	15,016,000,000	43,019,000,000
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Musk, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Musk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Musk’s total compensation, as reported in the Summary Compensation Table for each year, to determine the compensation actually paid.

	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments (in millions) ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid to CEO (in millions) ($)
2024	—	—	—	—	—	—
2023	—	—	1,403	—	—	1,403
2022	—	—	(9,703)	—	—	(9,703)
2021	—	—	15,016	—	—	15,016
2020	—	—	43,019	—	—	43,019

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2024	—	—	—	—	—	—	—
2023	—	—	—	1,403	—	—	1,403
2022	—	(4,973)	—	(4,730)	—	—	(9,703)
2021	—	13,028	—	1,988	—	—	15,016
2020	—	36,329	—	6,690	—	—	43,019

Non-PEO NEO Average Total Compensation Amount	$ 46,700,000	8,400,000	300,000	300,000	46,600,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 89,300,000	45,800,000	(165,300,000)	(74,300,000)	393,000,000
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column is the average compensation actually paid for our NEOs other than our CEO in each applicable year, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation, as reported in the Summary Compensation Table for each applicable year, to determine the compensation actually paid.

	Average Reported Summary Compensation Table Total for Non-CEO NEOs (in millions) ($)	Average Reported Value of Equity Awards (in millions) ($)	Average Equity Award Adjustments (in millions) ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-CEO NEOs (in millions) ($)
2024	46.7	46.4	89.0	—	—	89.3
2023	8.4	7.9	45.3	—	—	45.8
2022	0.3	—	(165.6)	—	—	(165.3)
2021	0.3	—	(74.6)	—	—	(74.3)
2020	46.6	46.3	392.7	—	—	393.0

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted and Unvested in the Year (in millions) ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (in millions) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (in millions) ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (Vesting Date Compared to the Value at the End of the Prior Year) (in millions) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (in millions) ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments (in millions) ($)
2024	89.9	9.0	2.2	(5.3)	(6.8)	—	89.0
2023	9.7	12.1	1.8	23.0	(1.3)	—	45.3
2022	—	(110.5)	—	(55.1)	—	—	(165.6)
2021	—	78.7	—	(2.9)	(150.4)	—	(74.6)
2020	84.2	278.7	0.7	29.1	—	—	392.7

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
This list below includes the three financial measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance. See “Compensation Discussion and Analysis” for further details.
•
Revenue

•
Adjusted EBITDA

•
Market Capitalization

Total Shareholder Return Amount	$ 1,448	891	442	1,263	843
Peer Group Total Shareholder Return Amount	285	209	151	235	162
Net Income (Loss)	$ 7,153,000,000	$ 14,974,000,000	$ 12,587,000,000	$ 5,644,000,000	$ 862,000,000
Company Selected Measure Amount	97,690,000,000	96,773,000,000	81,462,000,000	53,823,000,000	31,536,000,000
PEO Name	Mr. Musk
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8)
In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than TSR and net income) used by the Company for the most recently completed fiscal year, to link compensation actually paid to performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Market Capitalization
Baglino [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount	$ 146,300,000
Kirkhorn [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		$ 54,300,000
Guillen [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount				$ 123,200,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,403,000,000	(9,703,000,000)	15,016,000,000	43,019,000,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,973,000,000)	13,028,000,000	36,329,000,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,403,000,000	(4,730,000,000)	1,988,000,000	6,690,000,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,400,000	(7,900,000)			(46,300,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,000,000	45,300,000	(165,600,000)	(74,600,000)	392,700,000
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,900,000	9,700,000			84,200,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,000,000	12,100,000	(110,500,000)	78,700,000	278,700,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,300,000)	23,000,000	(55,100,000)	(2,900,000)	29,100,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,800,000)	(1,300,000)		(150,400,000)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,200,000	$ 1,800,000			$ 700,000